Credit Risk - Disclosure of Key Metrics to Measure and Control Credit Risk (Details) - Credit risk	12 Months Ended
Dec. 31, 2025
Expected Credit Loss (ECL)
Disclosure of credit risk exposure [line items]
Metric	Expected Credit Loss (ECL)
Description	ECL tells us what credit risk is expected to cost us either over the next 12 months or over the lifetime of the exposure where there is evidence of a SICR since origination. We explain how we calculate ECL below.
Stages 1, 2 and 3
Disclosure of credit risk exposure [line items]
Metric	Stages 1, 2 and 3
Description	We assess each facility’s credit risk profile to determine which Stage to allocate them to, and we monitor where there is a SICR and transfers between the Stages, including monitoring of coverage ratios for each Stage.
Stage 3 ratio
Disclosure of credit risk exposure [line items]
Metric	Stage 3 ratio
Description	The Stage 3 ratio is the sum of Stage 3 drawn and Stage 3 undrawn assets divided by the sum of total drawn assets and Stage 3 undrawn assets. The Stage 3 ratio is a key indicator used to monitor underlying asset performance.